Consolidated Statements of Changes in Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserve CNY (¥)	Statutory reserve USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Total Zhengye Biotechnology Holding Limited’s shareholders’ equity CNY (¥)	Total Zhengye Biotechnology Holding Limited’s shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥) shares		USD ($) shares
Balance (in Dollars)		¥ 8	[1]			¥ 203,150		¥ 21,991		¥ 42,325				¥ 267,474		¥ 51,363		¥ 318,837
Balance (in Shares) | shares	[1]	45,666,376		45,666,376
Balance at Dec. 31, 2021		¥ 8	[1]			203,150		21,991		42,325				267,474		51,363		318,837
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	45,666,376		45,666,376
Net income			[1]							46,735				46,735		9,007		55,742
Foreign Currency Translation Adjustment
Transfer to statutory reserve			[1]					5,574		(5,574)
Dividend			[1]							(17,712)				(17,712)				(17,712)
Balance at Dec. 31, 2022		¥ 8	[1]			203,150		27,565		65,774				296,497		60,370		356,867
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	45,666,376		45,666,376
Balance (in Dollars)		¥ 8	[1]			203,150		27,565		65,774				296,497		60,370		356,867
Balance (in Shares) | shares	[1]	45,666,376		45,666,376
Net income			[1]							31,457				31,457		6,052		37,509
Foreign Currency Translation Adjustment
Transfer to statutory reserve			[1]					3,746		(3,746)
Dividend			[1]							(55,104)				(55,104)				(55,104)
Balance at Dec. 31, 2023		¥ 8	[1]			203,150		31,311		38,381				272,850		66,422		¥ 339,272
Balance (in Shares) at Dec. 31, 2023 | shares		45,666,376	[1]	45,666,376	[1]													45,666,376	[2]	45,666,376	[2]
Balance (in Dollars)		¥ 8	[1]			203,150		31,311		38,381				272,850		66,422		¥ 339,272
Balance (in Shares) | shares		45,666,376	[1]	45,666,376	[1]													45,666,376	[2]	45,666,376	[2]
Net income			[1]							11,311				11,311		2,159		¥ 13,470		$ 1,846
Foreign Currency Translation Adjustment			[1]									3		3				3
Transfer to statutory reserve			[1]					1,336		(1,336)
Dividend			[1]							(205)				(205)				(205)
Balance at Dec. 31, 2024		¥ 8	[1]	$ 1	[1]	203,150	$ 27,832	32,647	$ 4,473	48,151	$ 6,597	3		283,959	$ 38,903	68,581	$ 9,398	¥ 352,540		$ 48,301
Balance (in Shares) at Dec. 31, 2024 | shares		45,666,376	[1]	45,666,376	[1]													45,666,376	[2]	45,666,376	[2]
Balance (in Dollars)		¥ 8	[1]	$ 1	[1]	¥ 203,150	$ 27,832	¥ 32,647	$ 4,473	¥ 48,151	$ 6,597	¥ 3		¥ 283,959	$ 38,903	¥ 68,581	$ 9,398	¥ 352,540		$ 48,301
Balance (in Shares) | shares		45,666,376	[1]	45,666,376	[1]													45,666,376	[2]	45,666,376	[2]

[1]	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.
[2]	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.